Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of provisions for contingencies
(€ million)	Provisions for site restoration, abandonment and social projects	Environmental provisions	Provisions for litigations	Provisions for taxes other than income taxes	Loss adjustments and actuarial provisions for Eni's insurance companies	Provisions for losses on investments	Provisions for EVEREN insurance coverage	Other	Total
Carrying amount at December 31, 2024	9,712	3,700	594	158	229	234	86	1,061	15,774
New or increased provisions	135	641	353	19	89	6	23	404	1,670
Initial recognition and changes in estimates	279								279
Accretion discount	290	(40)							250
Reversal of utilized provisions	(824)	(671)	(175)	(18)	(132)		(1)	(135)	(1,956)
Reversal of unutilized provisions	(144)	(42)	(85)			(5)	(1)	(238)	(515)
Currency translation differences	(554)	(4)	(36)	(8)		(5)	(1)	(17)	(625)
Other changes	(272)	(42)	26	22	2	7	(7)	(33)	(297)
Carrying amount at December 31, 2025	8,622	3,542	677	173	188	237	99	1,042	14,580